Consolidated Balance Sheets - USD ($)	Jul. 31, 2024	Jul. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 1,249,376	$ 606,022
Accounts receivable		650,000
Deposits	3,000	86,000
Investment in trading securities	424,148	130,649
Prepaid expenses and other current assets	122,224	429,570
Total current assets	2,898,748	2,542,780
Property and equipment, net	60,047	93,637
Intangible assets, net		73,331
Right-of- use assets, net	53,793	1,058,822
TOTAL ASSETS	3,012,588	3,768,570
CURRENT LIABILITIES
Accounts payable, accrued expenses and other current liabilities	957,057	293,140
Deferred revenue		70,000
Taxes payable	19,985	31,200
Operating lease liabilities, current	11,375	415,411
Total current liabilities	988,417	1,539,719
Operating lease liabilities, noncurrent	20,417	689,498
Long-term payable	250,000
TOTAL LIABILITIES	1,258,834	2,229,217
Commitments
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 100,000,000,000 shares authorized, 11,917,452 shares and 9,627,452 shares issued and outstanding as of July 31, 2024 and 2023, respectively	11,917	9,627
Additional paid-in capital	32,599,985	29,196,350
Accumulated deficit	(30,858,148)	(27,666,624)
Total Shareholders’ Equity	1,753,754	1,539,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,012,588	3,768,570
Related Party
CURRENT ASSETS
Accounts receivable – a related party	200,000	600,000
Due from a related party	900,000	40,539
CURRENT LIABILITIES
Due to related parties		$ 729,968